Property, Plant and Equipment: (Details Text) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Mar. 31, 2013
% interest option agreement gives company right to earn in La Tortuga property		51.00%
Amount of option payments required for Company to acquire undivided 51% interest in La Tortuga		$ 650
Amount of exploration expenditures required in 3 years for Company to acquire undivided 51% interest in La Tortuga		3,000
Additional option to acquire an additional 9% interest in the La Tortuga Property		2,000
Additional option payment made in April 2013	$ 125